United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/18

Date of Reporting Period: Quarter end 11/30/17

Item 1.	Schedule of Investments.

Edward Jones Money Market Fund

Portfolio of Investments

November 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - 44.5%
Federal Farm Credit System Discount Notes, 0.870% - 1.620%, 12/29/2017 - 10/24/2018[1]	$814,250,000	$809,258,971
Federal Farm Credit System Floating Rate Notes, 1.135% (1-month USLIBOR -0.110%), 12/13/2017[2]	20,000,000	19,999,994
Federal Farm Credit System Floating Rate Notes, 1.153% (1-month USLIBOR -0.130%), 12/20/2017[2]	50,000,000	50,000,000
Federal Farm Credit System Floating Rate Notes, 1.157% - 1.165% (1-month USLIBOR -0.085%), 12/1/2017 - 12/15/2017[2]	131,250,000	131,246,213
Federal Farm Credit System Floating Rate Notes, 1.165% - 1.203% (1-month USLIBOR -0.080%), 12/13/2017 - 12/20/2017[2]	65,000,000	64,986,388
Federal Farm Credit System Floating Rate Notes, 1.180% - 1.282% (1-month USLIBOR -0.065%), 12/12/2017 - 12/29/2017[2]	87,750,000	87,746,701
Federal Farm Credit System Floating Rate Notes, 1.194% (1-month USLIBOR -0.135%), 12/25/2017[2]	39,750,000	39,750,000
Federal Farm Credit System Floating Rate Notes, 1.199% (1-month USLIBOR -0.095%), 1/4/2018[2]	25,000,000	24,999,365
Federal Farm Credit System Floating Rate Notes, 1.201% (1-month USLIBOR -0.041%), 12/6/2017[2]	40,000,000	40,000,000
Federal Farm Credit System Floating Rate Notes, 1.204% - 1.290% (1-month USLIBOR -0.060%), 12/16/2017 - 1/4/2018[2]	140,000,000	139,996,609
Federal Farm Credit System Floating Rate Notes, 1.205% (1-month USLIBOR -0.040%), 12/13/2017[2]	100,000,000	99,997,428
Federal Farm Credit System Floating Rate Notes, 1.208% - 1.245% (1-month USLIBOR -0.043%), 12/15/2017 - 12/21/2017[2]	68,750,000	68,748,879
Federal Farm Credit System Floating Rate Notes, 1.210% (1-month USLIBOR -0.140%), 12/30/2017[2]	25,000,000	25,000,000
Federal Farm Credit System Floating Rate Notes, 1.242% (1-month USLIBOR -0.045%), 12/21/2017[2]	50,000,000	49,998,892
Federal Farm Credit System Floating Rate Notes, 1.338% (1-month USLIBOR +0.055%), 12/19/2017[2]	22,000,000	21,999,392
Federal Farm Credit System Floating Rate Notes, 1.346% (1-month USLIBOR +0.059%), 12/21/2017[2]	145,000,000	145,000,000
Federal Farm Credit System Floating Rate Notes, 1.359% (1-month USLIBOR +0.065%), 12/22/2017[2]	21,000,000	21,027,511
Federal Farm Credit System Floating Rate Notes, 1.372% (1-month USLIBOR +0.130%), 12/4/2017[2]	92,500,000	92,500,000
Federal Farm Credit System Floating Rate Notes, 1.405% (1-month USLIBOR +0.160%), 12/12/2017[2]	37,000,000	36,999,994
Federal Farm Credit System, 1.250%, 8/10/2018 - 9/5/2018	38,000,000	37,995,852
Federal Home Loan Bank System Discount Notes, 0.850% - 1.300%, 12/15/2017 - 9/13/2018[1]	1,516,750,000	1,512,019,022
Federal Home Loan Bank System Floating Rate Notes, 1.007% (3-month USLIBOR -0.360%), 1/25/2018[2]	48,500,000	48,500,000
Federal Home Loan Bank System Floating Rate Notes, 1.013% (3-month USLIBOR -0.340%), 1/17/2018[2]	68,500,000	68,500,000
Federal Home Loan Bank System Floating Rate Notes, 1.058% (1-month USLIBOR -0.185%), 12/2/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.083% - 1.163% (1-month USLIBOR -0.150%), 12/4/2017 - 12/23/2017[2]	549,000,000	548,999,897
Federal Home Loan Bank System Floating Rate Notes, 1.091% - 1.192% (1-month USLIBOR -0.155%), 12/14/2017 - 12/29/2017[2]	269,000,000	268,999,250
Federal Home Loan Bank System Floating Rate Notes, 1.102% - 1.124% (1-month USLIBOR -0.140%), 12/6/2017 - 12/16/2017[2]	195,000,000	195,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.104% - 1.178% (1-month USLIBOR -0.160%), 12/16/2017 - 12/28/2017[2]	200,000,000	200,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.115% (1-month USLIBOR -0.135%), 12/15/2017[2]	30,000,000	30,000,000

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - continued
Federal Home Loan Bank System Floating Rate Notes, 1.136% - 1.199% (1-month USLIBOR -0.130%), 12/17/2017 - 12/25/2017[2]	$200,000,000	$200,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.140% (1-month USLIBOR -0.143%), 12/18/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.141% (1-month USLIBOR -0.142%), 12/18/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.144% - 1.146% (1-month USLIBOR -0.120%), 12/16/2017 - 12/17/2017[2]	350,000,000	350,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.152% (3-month USLIBOR -0.245%), 2/8/2018[2]	80,000,000	80,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.154% (1-month USLIBOR -0.090%), 12/9/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.158% - 1.204% (1-month USLIBOR -0.125%), 12/20/2017 - 12/25/2017[2]	268,000,000	267,995,879
Federal Home Loan Bank System Floating Rate Notes, 1.160% (1-month USLIBOR -0.085%), 12/12/2017[2]	30,000,000	30,006,952
Federal Home Loan Bank System Floating Rate Notes, 1.167% (3-month USLIBOR -0.210%), 2/1/2018[2]	40,000,000	39,998,027
Federal Home Loan Bank System Floating Rate Notes, 1.177% (1-month USLIBOR -0.170%), 12/29/2017[2]	150,000,000	150,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.179% (1-month USLIBOR -0.115%), 12/22/2017[2]	225,000,000	225,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.184% (1-month USLIBOR -0.110%), 12/22/2017[2]	50,000,000	50,003,594
Federal Home Loan Bank System Floating Rate Notes, 1.185% - 1.223% (1-month USLIBOR -0.060%), 12/11/2017 - 12/18/2017[2]	150,000,000	150,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.197% - 1.284% (1-month USLIBOR -0.045%), 12/1/2017 - 12/25/2017[2]	242,600,000	242,595,693
Federal Home Loan Bank System Floating Rate Notes, 1.203% (1-month USLIBOR -0.080%), 12/19/2017 - 12/20/2017[2]	200,000,000	200,009,825
Federal Home Loan Bank System Floating Rate Notes, 1.213% (1-month USLIBOR -0.070%), 12/18/2017[2]	45,000,000	45,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.225% (3-month USLIBOR -0.185%), 2/10/2018[2]	19,000,000	19,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.245% - 1.252% (3-month USLIBOR -0.065%), 12/5/2017 - 12/12/2017[2]	165,000,000	165,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.249% (3-month USLIBOR -0.205%), 2/23/2018[2]	83,000,000	83,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.254% (1-month USLIBOR -0.040%), 12/22/2017[2]	50,000,000	50,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.265% - 1.271% (3-month USLIBOR -0.055%), 12/15/2017 - 12/21/2017[2]	113,000,000	113,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.272% (3-month USLIBOR -0.125%), 2/8/2018[2]	40,000,000	39,999,133
Federal Home Loan Bank System Floating Rate Notes, 1.278% (1-month USLIBOR -0.035%), 12/23/2017[2]	19,000,000	19,004,213
Federal Home Loan Bank System Floating Rate Notes, 1.302% (3-month USLIBOR -0.160%), 2/24/2018[2]	118,000,000	118,024,689
Federal Home Loan Bank System Floating Rate Notes, 1.306% (3-month USLIBOR -0.030%), 1/4/2018[2]	65,000,000	65,000,000
Federal Home Loan Bank System Floating Rate Notes, 1.419% (3-month USLIBOR +0.000%), 2/16/2018[2]	50,000,000	50,000,000
Federal Home Loan Bank System, 0.625% - 1.250%, 12/19/2017 - 9/17/2018	343,915,000	343,550,367
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.100% - 1.117% (3-month USLIBOR -0.250%), 1/10/2018 - 1/25/2018[2]	261,000,000	260,998,983
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.122% (1-month USLIBOR -0.120%), 12/1/2017[2]	180,000,000	180,000,000
Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.337% (3-month USLIBOR +0.020%), 12/8/2017[2]	100,000,000	100,000,000
Federal Home Loan Mortgage Corp., 0.750% - 1.060%, 12/15/2017 - 10/12/2018	339,605,000	339,087,094
Federal National Mortgage Association Floating Rate Notes, 1.276% (3-month USLIBOR -0.050%), 12/21/2017[2]	100,000,000	100,009,347

	Principal Amount	Value
U.S. GOVERNMENT AGENCY SECURITIES - continued
Federal National Mortgage Association Floating Rate Notes, 1.326% (3-month USLIBOR -0.030%), 1/11/2018[2]	$89,300,000	$89,300,000
Federal National Mortgage Association, 0.750% - 1.125%, 12/20/2017 - 7/27/2018	454,170,000	454,008,838

Total U.S. Government Agency Securities		9,698,862,992

U.S. TREASURY SECURITIES - 1.9%
U.S. Treasury Notes, 1.000% - 2.750%, 12/31/2017	241,250,000	241,403,621
U.S. Treasury Notes, 1.000%, 8/15/2018	50,000,000	49,895,706
U.S. Treasury Notes, 2.625%, 1/31/2018	119,000,000	119,345,160

Total U.S. Treasury Securities		410,644,487

REPURCHASE AGREEMENTS - 52.0%
Interest in $1,200,000,000 joint repurchase agreement 1.04%, dated 11/30/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,200,034,667 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2047 and the market value of those underlying securities was $1,229,532,642.	450,000,000	450,000,000
Interest in $250,000,000 joint repurchase agreement 1.05%, dated 11/30/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,007,292 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $255,882,488.	150,000,000	150,000,000
Interest in $500,000,000 joint repurchase agreement 1.09%, dated 8/25/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $501,680,417 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2047 and the market value of those underlying securities was $511,619,147.[3]	100,000,000	100,000,000
Interest in $4,850,000,000 joint repurchase agreement 1.03%, dated 11/30/2017 under which Barclays Bank will repurchase securities provided as collateral for $4,850,138,764 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $4,947,141,886.	307,700,000	307,700,000
Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 11/24/2017 under which Barclays Bank will repurchase securities provided as collateral for $1,000,933,333 on 12/26/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $1,020,952,019.[3]	200,000,000	200,000,000
Interest in $500,000,000 joint repurchase agreement 1.05%, dated 11/28/2017 under which Barclays Bank will repurchase securities provided as collateral for $500,102,083 on 12/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2047 and the market value of those underlying securities was $510,104,125.	200,000,000	200,000,000
Interest in $500,000,000 joint repurchase agreement 1.06%, dated 11/27/2017 under which Barclays Bank will repurchase securities provided as collateral for $500,103,056 on 12/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2047 and the market value of those underlying securities was $510,105,117.	100,000,000	100,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/13/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $501,144,306 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $510,742,825.[3]	$100,000,000	$100,000,000
Interest in $5,000,000,000 joint repurchase agreement 1.06%, dated 11/30/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,000,147,222 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2027 and the market value of those underlying securities was $5,085,096,629.	250,000,000	250,000,000
Interest in $450,000,000 joint repurchase agreement 1.09%, dated 11/7/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $450,613,125 on 12/22/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2047 and the market value of those underlying securities was $459,566,853.[3]	147,000,000	147,000,000
Interest in $425,000,000 joint repurchase agreement 1.10%, dated 10/24/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $425,766,181 on 12/22/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $434,003,374.[3]	175,000,000	175,000,000
Interest in $315,000,000 joint repurchase agreement 1.14%, dated 11/14/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $316,157,100 on 3/30/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $321,310,175.	60,000,000	60,000,000
Interest in $575,000,000 joint repurchase agreement 1.16%, dated 11/15/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $575,815,222 on 12/29/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2047 and the market value of those underlying securities was $587,198,664.[3]	125,000,000	125,000,000
Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 11/30/2017 under which Canadian Imperial Bank of Commerce will repurchase securities provided as collateral for $1,500,043,750 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/20/2064 and the market value of those underlying securities was $1,530,044,718.	500,000,000	500,000,000
Repurchase agreement 1.05%, dated 11/30/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,021,875 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/16/2052 and the market value of those underlying securities was $768,041,368.	750,000,000	750,000,000
Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 11/30/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,204,167 on 12/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2059 and the market value of those underlying securities was $1,024,695,132.	250,000,000	250,000,000
Interest in $500,000,000 joint repurchase agreement 1.04%, dated 11/29/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,101,111 on 12/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $510,029,467.	100,000,000	100,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $2,200,000,000 joint repurchase agreement 1.06%, dated 11/24/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $2,200,453,444 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2027 and the market value of those underlying securities was $2,244,462,544.	$450,000,000	$450,000,000
Repurchase agreement 1.05%, dated 11/30/2017 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $250,007,292 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security and U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $255,149,108.	250,000,000	250,000,000
Interest in $500,000,000 joint repurchase agreement 1.16%, dated 10/24/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,853,889 on 12/22/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/16/2053 and the market value of those underlying securities was $512,560,687.	200,000,000	200,000,000
Interest in $250,000,000 joint repurchase agreement 1.17%, dated 10/30/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $250,487,500 on 1/16/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $255,495,551.	100,000,000	100,000,000
Interest in $550,000,000 joint repurchase agreement 1.05%, dated 11/30/2017 under which Mizuho Securities USA, LLC will repurchase securities provided as collateral for $550,016,042 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2047 and the market value of those underlying securities was $561,665,952.	150,000,000	150,000,000
Interest in $1,750,000,000 joint repurchase agreement 1.05%, dated 11/30/2017 under which MUFG Securities Americas Inc. will repurchase securities provided as collateral for $1,750,051,042 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2067 and the market value of those underlying securities was $1,797,727,191.	750,000,000	750,000,000
Interest in $850,000,000 joint repurchase agreement 1.06%, dated 11/24/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,175,194 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $867,178,706.	350,000,000	350,000,000
Interest in $500,000,000 joint repurchase agreement 1.10%, dated 9/19/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,390,278 on 12/19/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/1/2047 and the market value of those underlying securities was $513,832,705.[3]	100,000,000	100,000,000
Interest in $500,000,000 joint repurchase agreement 1.10%, dated 9/21/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,375,000 on 12/20/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $512,854,803.[3]	100,000,000	100,000,000
Interest in $250,000,000 joint repurchase agreement 1.16%, dated 11/8/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $250,467,222 on 1/5/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $256,390,703.[3]	50,000,000	50,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $500,000,000 joint repurchase agreement 1.22%, dated 11/3/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $501,525,000 on 2/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 9/1/2047 and the market value of those underlying securities was $513,895,094.[3]	$100,000,000	$100,000,000
Repurchase agreement 1.03%, dated 11/30/2017 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $3,200,091,556 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2047 and the market value of those underlying securities was $3,264,093,423.	3,200,000,000	3,200,000,000
Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 11/30/2017 under which RBC Dominion Securities Inc. will repurchase securities provided as collateral for $1,000,029,167 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2055 and the market value of those underlying securities was $1,020,506,903.	1,000,000,000	1,000,000,000
Interest in $250,000,000 joint repurchase agreement 1.15%, dated 11/15/2017 under which RBC Dominion Securities Inc. will repurchase a security provided as collateral for $250,351,389 on 12/29/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Government Agency security maturing on 4/20/2046 and the market value of that underlying security was $255,358,417.[3]	247,000,000	247,000,000
Interest in $500,000,000 joint repurchase agreement 1.06%, dated 11/13/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,456,389 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,270,338.[3]	100,000,000	100,000,000
Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,921,389 on 12/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $510,788,289.[3]	40,000,000	40,000,000
Interest in $500,000,000 joint repurchase agreement 1.07%, dated 10/12/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,936,250 on 12/14/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $510,757,977.[3]	100,000,000	100,000,000
Interest in $400,000,000 joint repurchase agreement 1.04%, dated 11/29/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,080,889 on 12/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2046 and the market value of those underlying securities was $408,023,574.	100,000,000	100,000,000

Total Repurchase Agreements		11,351,700,000

Total Investments-98.4% (at amortized cost)[4]		21,461,207,479

Other Assets and Liabilities - Net-1.6%		351,801,557

TOTAL NET ASSETS-100%		$21,813,009,036

1	Discount yield(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets.

Notes to Portfolio of Investments

November 30, 2017 (Unaudited)

1. ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund operates as a government money market fund as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. As a government money market fund, the Fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other government money market funds.

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Board of Trustees (“Trustees”) has ultimate responsibility for determining the fair value of investments. The Trustees have established a valuation committee (“Valuation Committee”) comprised of officers and representatives of the Fund and Passport Research, Ltd. (the “Adviser” or “Passport”) to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser or sub-adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review the fair valuations made by the Valuation Committee and any changes made to the procedures. The Board retains the authority to make or ratify any valuation decisions.

b) Fair Value Hierarchy — Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements — In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the sub-adviser and its affiliates. The Fund will participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4. RISKS

Investment Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk — Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Counterparty Risk — When the Fund enters into an agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Interest Rate Risk — Prices of fixed-income securities generally fall when interest rates rise. In general, interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Although variable and floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this reporton Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.